DEBENTURES - Summary (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) instrument	May 31, 2024 BRL (R$) instrument	Dec. 31, 2023 BRL (R$)
DEBENTURES
Total Debentures	R$ 3,828,463		R$ 813,633
Current	37,988		14,421
Non-current	R$ 3,790,475		799,212
14th
DEBENTURES
Quantity, Issued | instrument	20,000
Quantity, Held in treasury | instrument	20,000
16th
DEBENTURES
Quantity, Issued | instrument	800,000
Total Debentures	R$ 812,957		R$ 813,633
17th
DEBENTURES
Quantity, Issued | instrument	1,500,000	1,500,000
Total Debentures	R$ 1,510,163	R$ 1,500,000
18th
DEBENTURES
Quantity, Issued | instrument	1,500,000
Total Debentures	R$ 1,505,343